LOANS AND BORROWINGS - Particulars of secured long-term loans and borrowings (Details) ¥ in Thousands, RM in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 MYR (RM)
Secured long-term loans and borrowings
Financial covenants, fails to repay any financial indebtedness in an aggregate amount	¥ 50,000	RM 35
Onshore Project Loan Facilities
Secured long-term loans and borrowings
Early repayment if STT GDC PTe. Ltd. ceases to own and control, the percentage of equity interest in the Company	25.00%	25.00%
The Company and GDS Investment | Onshore Project Loan Facilities
Secured long-term loans and borrowings
Early repayment requirement, cease control of certain affiliate, percentage	100.00%	100.00%
Management Holdco | Onshore Project Loan Facilities
Secured long-term loans and borrowings
Early repayment requirement, cease control of certain affiliate, percentage	100.00%	100.00%
GDS Beijing, GDS Suzhou, and Relevant Borrowing Subsidiaries | Onshore Project Loan Facilities
Secured long-term loans and borrowings
Early repayment if cease to own and control percentage of the equity interest in the borrowing subsidiaries	100.00%	100.00%
Related Party | GDS Holdings Limited | Offshore Project Loan Facilities
Secured long-term loans and borrowings
Early repayment if cease to own and control percentage of the equity interest in the borrowing subsidiaries	50.10%	50.10%
Early repayment if cease to own and control beneficial ownership percentage of the issued share capital interest, directly or indirectly, in the borrowing subsidiaries	40.00%	40.00%
Related Party | Digital Land Holdings Limited | Offshore Project Loan Facilities
Secured long-term loans and borrowings
Early repayment if cease to own and control percentage of the equity interest in the borrowing subsidiaries	100.00%	100.00%